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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2

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1.  Name and address of issuer:     American Performance Funds
                                    3435 Stelzer Road
                                    Columbus, Ohio 43219
                               ------------------------------------
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2.  Name of each series or class of funds for which this notice is filed:

                              SEE EXHIBIT A

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3.  Investment Company Act File Number:  811-6114
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    Securities Act File Number: 33-35190
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4.  Last day of the fiscal year for which this notice is filed: August 31, 1996
                                                               ----------------

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                           [      ]

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6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable:

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                             0 Price
                                             0 Shares
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8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                                             0
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9. Number and aggregate sale price of securities sold during the fiscal year:

                                   Shares                       1,389,876,481
                                   Price                       $1,459,136,903
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                   Shares                       1,389,876,481
                                   Price                       $1,459,136,903
                                 ------------------------------
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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                    Shares                        930,153
                                    Price                      $9,819,643
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12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
        fiscal year in reliance on rule 24F-2:                   $1,459,136,903
                                                                 --------------

   (ii) Aggregate price of shares issued in connection with
        dividend reinvestment plans:                             $    9,819,643
                                                                 --------------

  (iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year:                                  $1,247,470,349
                                                                 --------------

   (iv) Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing fees
        pursuant to rule 24E-2:                                  $         0.00
                                                                 --------------

    (v) Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24F-2:        $  221,486,197
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   (vi) Multiplier prescribed by Section 6(b) of the Securities
        Act of 1933 or other applicable law or regulation:       $        /3300
                                                                 --------------

  (vii) Fee due:                                                 $    67,117.03
                                                                 --------------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures.
                                                  [   ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*
                                  -----------------------------------
                                   D'Ray M. Brewer/Secretary
                                  -----------------------------------

Date              10/25/96
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* Please print the name and title of the signing officer below the siganature.
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EXHIBIT A

AMERICAN PERFORMANCE FUNDS

Cash Management
U.S. Treasury
Equity
Aggressive Growth
Bond
Intermediate Bond
Intermediate Tax Free Bond
Short Term Income
Balanced







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                              October 29, 1996


American Performance Funds
3425 Stelzer Road
Columbus, Ohio 43219

Dear Sir or Madam:

        You have informed us that you intend to file a Rule 24f-2 Notice (the "Notice") with the Securities and Exchange Commission (the "Commission") pursuant to Rule 24f-2 (the "Rule") under the Investment Company Act of 1940, as amended, making definite the registration of your units of beneficial interest, with a par value of $0.00001, belonging to the following series of the American Performance Funds (the "Trust"): the American Performance Cash Management Fund, the American Performance U.S. Treasury Fund, the American Performance Equity Fund, the American Performance Bond Fund, the American Performance Intermediate Bond Fund, the American Performance Aggressive Growth Fund, the American Performance Intermediate Tax-Free Bond Fund, the American Performance Short-Term Income Fund and the American Performance Balanced Fund (the "Shares"), sold in reliance upon the Rule during your fiscal year ended August 31, 1996.

        We have examined your Declaration of Trust, as amended, on file in the office of the Secretary of State of The Commonwealth of Massachusetts and are familiar with the action taken by your Trustees to authorize the issue and sale from time to time of your authorized and unissued Shares at not less than net asset value. We have also examined a copy of your Code of Regulations and such other documents, receipts and records as we have deemed necessary for the purpose of this opinion.

        Based on the foregoing, we are of the opinion that the Shares have been duly authorized and validly issued and are fully paid and non-assessable.

        The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, Shareholders could, in certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust, as ammended, disclaims Shareholder liability for acts or obligations of the Trust and requires that notice for such disclaimer be given in each agreement, obligations or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust, as amended, provides for indemnification out of the property of the particular series of Shares for all loss and expense of any Shareholder of that series held personally liable solely by reason of his being or having been a Shareholder. Thus, the risk of Shareholder liability is limited to circumstances in which that series of Shares itself would be unable to meet its obligations.

        We consent to this opinion accompanying the Notice when filed with the Commission.

                                        Sincerely,

                                        Ropes & Gray